Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	$ 703,614
mmitments	140,388
exposures(3)	105,232
Total	949,234	$ 878,413
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	394,279
mmitments	89,776
exposures(3)	37,748
Total	521,803	502,224
United States [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	102,265
mmitments	33,103
exposures(3)	42,771
Total	178,139	157,386
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	47,048
mmitments	1,038
exposures(3)	5,066
Total	53,152	27,190
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	29,344
mmitments	1,339
exposures(3)	2,611
Total	33,294	30,528
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	23,997
mmitments	1,506
exposures(3)	2,992
Total	28,495	28,733
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	12,729
mmitments	486
exposures(3)	434
Total	13,649	10,859
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	25,357
mmitments	7,041
exposures(3)	10,215
Total	42,613	43,030
Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	35,716
mmitments	1,676
exposures(3)	910
Total	38,302	39,358
Latin America [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	10,232
mmitments	909
exposures(3)	227
Total	11,368	9,035
All other countries [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	22,647
mmitments	3,514
exposures(3)	2,258
Total	28,419	30,070
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	425,009
mmitments	92,303
exposures(3)	105,232
Total	622,544	589,643
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	357,484
mmitments	86,799
exposures(3)	101,281
Total	545,564	521,523
Non retail [member] | AIRB portfolio [member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	146,324
mmitments	83,885
exposures(3)	77,751
Total	307,960	285,191
Non retail [member] | AIRB portfolio [member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	22,680
mmitments	2,146
exposures(3)	16,676
Total	41,502	40,903
Non retail [member] | AIRB portfolio [member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	188,480
mmitments	768
exposures(3)	6,854
Total	196,102	195,429
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	67,525
mmitments	5,504
exposures(3)	3,951
Total	76,980	68,120
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	59,018
mmitments	5,313
exposures(3)	3,802
Total	68,133	59,164
Non retail [member] | Standardized portfolio [Member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	3,208
mmitments	160
exposures(3)	143
Total	3,511	2,619
Non retail [member] | Standardized portfolio [Member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	5,299
mmitments	31
exposures(3)	6
Total	5,336	6,337
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	278,605
mmitments	48,085
Total	326,690	288,770
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	191,988
mmitments	48,085
Total	240,073	219,216
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	143,475
mmitments	17,864
Total	161,339	143,160
Retail [member] | AIRB portfolio [member] | Qualifying revolving [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	17,337
mmitments	28,550
Total	45,887	44,384
Retail [member] | AIRB portfolio [member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	31,176
mmitments	1,671
Total	32,847	31,672
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	86,617
Total	86,617	69,554
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	44,517
Total	44,517	34,002
Retail [member] | Standardized portfolio [Member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn(2)	42,100
Total	$ 42,100	$ 35,552